Transamerica BlackRock iShares Edge 40 VP Average Annual Total Returns			12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)		2.01%
Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.37%	2.95%		5.13%
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			21.09%	12.15%	12.53%	12.17%
Transamerica BlackRock iShares Edge 40 VP Blended Benchmark (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.93%	4.15%		6.33%
Initial
Prospectus [Line Items]
Average Annual Return, Percent			11.64%	3.47%		4.90%
Performance Inception Date		May 01, 2002
Service
Prospectus [Line Items]
Average Annual Return, Percent			11.42%	3.21%		4.65%
Performance Inception Date		May 01, 2003

[1]	The Transamerica BlackRock iShares Edge 40 VP Blended Benchmark consists of the following: 50% Bloomberg US Aggregate Bond Index; 23.5% MSCI USA Diversified Multi-Factor Index; 6.5% MSCI USA Minimum Volatility Index; 10% ICE BofAML US Corporate Index; 7.8% MSCI EAFE Minimum Volatility Index; and 2.2% MSCI EM Minimum Volatility Index.